ACQUISITIONS (Acquisition of TKM) (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 TKM [Member] USD ($)	Dec. 31, 2011 TKM [Member] CNY	Dec. 31, 2010 TKM [Member] CNY	Apr. 22, 2010 TKM [Member] CNY
Business Acquisition [Line Items]
Registered and paid-in capital							5,000
Equity interest in equity method investment							100.00%
Cash consideration							42,000
Contingent consideration based on achievement							18,000
Fair value of contingent consideration							16,536
Contingent business acquisition consideration			11,999	1,906	11,999	14,072
Acquired finite-lived intangible assets							22,579